Intangible assets - Schedule off goodwill allocation to group of CGUs (Details) - Cash generating unit [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [table]
Goodwill	€ 472	€ 533
Retail Netherlands [member]
Disclosure of detailed information about intangible assets [table]
Method used for recoverable amount	Values in use
Discount rate	8.84%
Terminal growth rate	0.19%
Goodwill	€ 30	30
Retail Germany [member]
Disclosure of detailed information about intangible assets [table]
Method used for recoverable amount	Values in use
Discount rate	8.81%
Terminal growth rate	0.67%
Goodwill	€ 349	349
Retail Growth Markets [member]
Disclosure of detailed information about intangible assets [table]
Method used for recoverable amount	Values in use
Discount rate	12.87%
Terminal growth rate	3.68%
Goodwill	€ 92	€ 153